SHARE BASED COMPENSATION - Share-based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expenses	¥ 34,167	$ 5,362	¥ 17,762	¥ 32,855
Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expenses	305	48	327	327
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expenses	3,523	553	1,113	5,393
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expenses	7,366	1,156	3,534	2,534
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expenses	¥ 22,973	$ 3,605	¥ 12,788	¥ 24,601